Interest-bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Schedule of deposit interest expense by deposit type
	December 31,
	2015	2014

Savings, NOW and Money Market	$249,077	$257,214
Certificates of deposit	852,185	1,179,589

Total deposit interest expense	$1,101,262	$1,436,803

Schedule of scheduled maturities of time deposits
2016	$41,313,282
2017	18,208,957
2018	7,123,985
2019	6,559,638
2020	5,848,662

$79,054,524